Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) HLS	Dec. 31, 2019 USD ($) HLS		Dec. 31, 2018 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 46,881	$ 52,329		$ 53,041	[1]
Profit from operations	9,620	16,098		16,414	[1]
Net finance income/(cost)	(7,697)	(3,473)		(8,826)	[1]
Share of results of associates and joint ventures	156	152		153	[1]
Income tax expense	1,932	2,786		2,585	[1]
Profit from continuing operations	147	9,990	[2]	5,157	[2],[3]
Discontinued operations results	2,055	424		531	[1]
Profit/(loss)	2,202	10,414		$ 5,688	[4]
Segment assets (non-current)	$ 199,891	$ 207,834
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	531	561		560
Revenue	$ 46,881	$ 52,329		$ 53,041
Normalized EBITDA	$ 17,321	$ 21,078		$ 21,732
Normalized EBITDA margin %	36.90%	40.30%		41.00%
Depreciation, amortization and impairment	$ (4,598)	$ (4,657)		$ (4,624)
Normalized profit from operations (EBIT)	12,723	16,421		17,107
Exceptional items (see Note 8)	(3,103)	(323)		(692)
Profit from operations	9,620	16,098		16,414
Net finance income/(cost)	(7,697)	(3,473)		(8,826)
Share of results of associates and joint ventures	156	152		153
Income tax expense	(1,932)	(2,786)		(2,585)
Profit from continuing operations	147	9,990		5,157
Discontinued operations results	2,055	424		531
Profit/(loss)	2,202	10,414		5,688
Segment assets (non-current)	199,891	207,834		215,587
Gross capex	$ 3,781	$ 5,174		$ 5,005
FTE	163,695	171,915		172,776
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	107	108		111
Revenue	$ 15,622	$ 15,488		$ 15,504
Normalized EBITDA	$ 6,172	$ 6,185		$ 6,199
Normalized EBITDA margin %	39.50%	39.90%		40.00%
Depreciation, amortization and impairment	$ (803)	$ (833)		$ (834)
Normalized profit from operations (EBIT)	5,369	5,352		5,365
Exceptional items (see Note 8)	(222)	(11)		(10)
Profit from operations	5,147	5,341		5,355
Segment assets (non-current)	63,765	63,725		63,443
Gross capex	$ 646	$ 679		$ 917
FTE	20,281	20,040		19,323
Operating segments [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume | HLS	121	134		129
Revenue	$ 10,032	$ 11,912		$ 11,614
Normalized EBITDA	$ 5,014	$ 6,356		$ 6,033
Normalized EBITDA margin %	50.00%	53.40%		51.90%
Depreciation, amortization and impairment	$ (1,017)	$ (921)		$ (844)
Normalized profit from operations (EBIT)	3,997	5,435		5,189
Exceptional items (see Note 8)	(112)	(51)		(151)
Profit from operations	3,885	5,384		5,038
Segment assets (non-current)	72,331	76,168		71,844
Gross capex	$ 829	$ 1,286		$ 1,324
FTE	48,751	52,412		53,140
Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | HLS	144	140		136
Revenue	$ 8,092	$ 9,790		$ 10,238
Normalized EBITDA	$ 3,179	$ 4,145		$ 4,696
Normalized EBITDA margin %	39.30%	42.30%		45.90%
Depreciation, amortization and impairment	$ (767)	$ (955)		$ (1,008)
Normalized profit from operations (EBIT)	2,412	3,190		3,688
Exceptional items (see Note 8)	(62)	(96)		1
Profit from operations	2,350	3,094		3,689
Segment assets (non-current)	12,348	13,452		13,250
Gross capex	$ 727	$ 1,063		$ 777
FTE	40,630	41,603		40,503
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	76	86		87
Revenue	$ 6,835	$ 7,911		$ 8,368
Normalized EBITDA	$ 1,895	$ 2,781		$ 3,184
Normalized EBITDA margin %	27.70%	35.20%		38.10%
Depreciation, amortization and impairment	$ (988)	$ (974)		$ (936)
Normalized profit from operations (EBIT)	907	1,807		2,248
Exceptional items (see Note 8)	(2,629)	(61)		(370)
Profit from operations	(1,722)	1,746		1,878
Segment assets (non-current)	35,578	39,442		42,874
Gross capex	$ 768	$ 1,208		$ 1,163
FTE	22,357	23,804		23,604
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	82	93		96
Revenue	$ 5,648	$ 6,544		$ 6,735
Normalized EBITDA	$ 1,737	$ 2,287		$ 2,178
Normalized EBITDA margin %	30.80%	35.00%		32.30%
Depreciation, amortization and impairment	$ (646)	$ (648)		$ (734)
Normalized profit from operations (EBIT)	1,091	1,639		1,444
Exceptional items (see Note 8)	(29)	(41)		(43)
Profit from operations	1,062	1,598		1,401
Segment assets (non-current)	13,845	13,450		22,545
Gross capex	$ 508	$ 626		$ 599
FTE	26,510	29,482		31,523
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	1	1		1
Revenue	$ 652	$ 685		$ 582
Normalized EBITDA	(677)	(676)		(558)
Depreciation, amortization and impairment	(376)	(325)		(269)
Normalized profit from operations (EBIT)	(1,053)	(1,001)		(827)
Exceptional items (see Note 8)	(50)	(63)		(119)
Profit from operations	(1,103)	(1,064)		(946)
Segment assets (non-current)	2,024	1,597		1,631
Gross capex	$ 303	$ 312		$ 224
FTE	5,166	4,574		4,683

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[3]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[4]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.